Attached Documents Page 2

Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 29, 2000
Check here if Amendment [x]; Amendment
Number: 19
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   October 26, 2000

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
50
Form 13F Information Table Value Total:
$122,986

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AT&T Corp.              Com        001957109   1,440     49,030      SH                SOLE                 49,030
Airgas Inc.             Com        009363102     281     41,200      SH                SOLE                 41,200
Anadarko Pete           Com        032511107     544      8,190      SH                SOLE                  8,190
Arch Cap Group          Com        03937L105     320     20,300      SH                SOLE                 20,300
Baker Michael Corp      Com        057149106     174     22,500      SH                SOLE                 22,500
Bostonfed Bancorp       Com        101178101     568     26,632      SH                SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,108     30,100      SH                SOLE                 30,100
Chesapeake Utilities    Com        165303108     484     26,725      SH                SOLE                 26,725
EOG Res Inc.            Com        26875P101   2,028     52,175      SH                SOLE                 52,175
Emerson Elec Co.        Com        291011104   2,541     37,920      SH                SOLE                 37,920
Healthsouth             Com        421924101   1,020    125,575      SH                SOLE                125,575
Hi-Shear Industries     Com        428399109   1,699    908,400      SH                SOLE                908,400
Honeywell Intl          Com        438516106   3,277     91,987      SH                SOLE                 91,987
ITLA Capital            Com        450565106   1,694    114,357      SH                SOLE                114,357
John Hancock Bk      SHBENINT      409735107   2,548    320,950      SH                SOLE                320,950
Kinder Morgan           Com        49455P101   4,198    102,550      SH                SOLE                102,550
Louis Dreyfus Nat Gas   Com        546011107   2,346     59,200      SH                SOLE                 59,200
Martin Marietta Mtls    Com        573284106   1,411     36,860      SH                SOLE                 36,860
Mercantile Bankshs      Com        587405101     966     26,605      SH                SOLE                 26,605
Middleby                Com        596278101   1,153    192,100      SH                SOLE                192,100
Mitchell Energy         CLA        606592202   8,028    172,200      SH                SOLE                172,200
Modis Professional      Com        607830106   2,483    478,380      SH                SOLE                478,380
Network Assocites       Com        640938106     468     20,700      SH                SOLE                 20,700
Nicor Inc.              Com        654086107   3,237     89,465      SH                SOLE                 89,465
PartnerRe Holdings      Com        G6852T105   6,921    145,879      SH                SOLE                145,879
PFF Bancorp             Com        69331W104     970     44,581      SH                SOLE                 44,581
Personnel Group         Com        715338109     114     36,500      SH                SOLE                 36,500
Piedmont Natural Gas    Com        720186105   4,004    130,770      SH                SOLE                130,770
Questar Corp.           Com        748356102   3,020    108,600      SH                SOLE                108,600
S3, Inc.                Com        784849101   2,374    230,255      SH                SOLE                230,255
Sequoia Software        Com        817439102     162     25,000      SH                SOLE                 25,000
Sylvan Learning         Com        871399101   3,182    214,850      SH                SOLE                214,850
SunTrust Bks            Com        867914103   3,224     64,727      SH                SOLE                 64,727
US Industries           Com        912080108   2,523    253,825      SH                SOLE                253,825
UnumProvident Corp      Com        91529Y106   6,442    236,400      SH                SOLE                236,400
Washington Gas & Lgt    Com        938837101     285     10,615      SH                SOLE                 10,615
Washington Mutual       Com        939322103   2,004     50,331      SH                SOLE                 50,331
Woodward Governor       Com        980745103   3,581     80,363      SH                SOLE                 80,363
Adaptec 4.75% '04       SBNTCV     00651FAC2     806    965,000      PRN               SOLE                965,000
Cellstar 5% '02       SUBNTCONV    150925AC9     175    500,000      PRN               SOLE                500,000
Center Tr Inc.          SDCV       151845AA2   4,542  4,655,000      PRN               SOLE              4,655,000
Dura Pharmac 3.5% 02    SUBNTCV    26632SAA7   4,634  4,774,000      PRN               SOLE              4,774,000
Efficient Networks 5%'5 SBNTCV     282056AB6   6,505 10,194,000      PRN               SOLE             10,194,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   5,572  6,653,000      PRN               SOLE              6,653,000
Network Assocs 0% '18   SBDBCV     640938AB2   5,702 14,981,000      PRN               SOLE             14,981,000
Kellstrom 5.5% '03      SBNTCV     488035AE6     581  1,350,000      PRN               SOLE              1,350,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   4,615  9,358,000      PRN               SOLE              9,358,000
S3 Inc 5.75% 03         SBNTCV     784849AC5   1,345  1,479,000      PRN               SOLE              1,479,000
Transamerica 10%'03   SBDBCONV     89351VAA7     345    345,000      PRN               SOLE                345,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   5,342  5,683,000      PRN               SOLE              5,683,000